Document and Entity Information	Jan. 08, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 08, 2020
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Entity Central Index Key	0000923184
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 08, 2020
Document Effective Date	Jan. 08, 2020
Prospectus Date	Apr. 30, 2019
MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MSMLX
MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCSMX